Segment information - Simplified statement of cash flows on telecommunication and banking activities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Interests paid on lease liabilities	€ (120)	€ (131)	€ (104)
Interests paid on financed asset liabilities	(1)	(1)	(1)
Significant litigations paid and received	(306)	2,217	5
Repayments of debts relating to financed assets	(80)	(60)	(17)
Capital increase (decrease) - non-controlling interests	5	2	79
Adjustments for current tax of prior periods	0	2,246
Orange Bank [member]
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests	300	197	122
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Significant litigations paid and received	306	(2,217)	(5)
Telecommunication licenses paid	717	351	334
Finance leases liabilities repayments		(500)
Capital increase (decrease) - non-controlling interests	€ 1	2	€ 14
Adjustments for current tax of prior periods		€ 2,246